245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 30, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Court Street Trust II (the trust): File Nos. 033-43758 and 811-06453

Fidelity Connecticut Municipal Money Market Fund

Fidelity New Jersey AMT Tax-Free Money Market Fund

Fidelity New Jersey Municipal Money Market Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust